IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions		Jul. 31, 2025		Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024		Apr. 30, 2024	Oct. 31, 2023
Assets
Cash and non-interest-bearing deposits with banks		$ 19,101	[1]	$ 14,011	$ 8,565	$ 11,684	[1]	$ 10,299	$ 20,816
Interest-bearing deposits with banks		36,086			39,499
Securities		274,997			254,345
Cash collateral on securities borrowed		21,690			17,028
Securities purchased under resale agreements		86,210			83,721
Loans
Residential mortgages		285,935			280,672
Personal		47,259			46,681
Credit card		21,321			20,551
Business and government	[2]	231,414			214,305
Allowance for credit losses		(4,285)		$ (4,191)	(3,917)	(3,920)
Derivative instruments		34,614			36,435
Other assets		47,913
Total assets		1,102,255			1,041,985
Liabilities
Deposits		792,672			764,857
Obligations related to securities sold short		20,827			21,642
Cash collateral on securities lent		5,304			7,997
Obligations related to securities sold under repurchase agreements		145,659			110,153
Derivative instruments		36,552			40,654
Other liabilities		30,666
Subordinated indebtedness		7,699			7,465
Equity		62,876			59,007	$ 57,783
Total liabilities and equities		1,102,255			1,041,985
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks		19,101
Interest-bearing deposits with banks		36,086
Securities		8,949
Cash collateral on securities borrowed		21,690
Securities purchased under resale agreements		46,936
Loans
Residential mortgages		4,914
Personal		980
Credit card		448
Business and government		4,624
Derivative instruments		2,516
Total assets		146,244			130,008
Liabilities
Deposits		40,083
Obligations related to securities sold short		20,827
Cash collateral on securities lent		5,304
Obligations related to securities sold under repurchase agreements		105,477
Derivative instruments		3,466
Other liabilities		23
Total liabilities and equities		175,180			188,502
Later than one months and not later than three months [member]
Assets
Securities		10,392
Securities purchased under resale agreements		17,496
Loans
Residential mortgages		13,288
Personal		865
Credit card		895
Business and government		7,437
Derivative instruments		4,574
Total assets		54,947			45,680
Liabilities
Deposits		45,283
Obligations related to securities sold under repurchase agreements		34,996
Derivative instruments		4,257
Other liabilities		46
Total liabilities and equities		84,582			48,833
3 - 6 months [member]
Assets
Securities		13,998
Securities purchased under resale agreements		12,820
Loans
Residential mortgages		20,049
Personal		586
Credit card		1,343
Business and government		14,732
Derivative instruments		4,229
Total assets		67,757			57,993
Liabilities
Deposits		53,647
Obligations related to securities sold under repurchase agreements		1,562
Derivative instruments		4,283
Other liabilities		70
Total liabilities and equities		59,562			75,616
6 - 9 months [Member]
Assets
Securities		5,904
Securities purchased under resale agreements		2,350
Loans
Residential mortgages		15,364
Personal		1,000
Credit card		1,343
Business and government		12,916
Derivative instruments		2,464
Total assets		41,341			52,094
Liabilities
Deposits		57,171
Derivative instruments		2,158
Other liabilities		71
Total liabilities and equities		59,400			49,168
9 - 12 months [Member]
Assets
Securities		7,308
Securities purchased under resale agreements		3,558
Loans
Residential mortgages		34,861
Personal		684
Credit card		1,343
Business and government		19,759
Derivative instruments		1,597
Total assets		69,110			61,184
Liabilities
Deposits		53,307
Derivative instruments		2,258
Other liabilities		69
Total liabilities and equities		55,634			46,158
1 - 2 years [member]
Assets
Securities		34,917
Securities purchased under resale agreements		3,044
Loans
Residential mortgages		86,693
Personal		743
Credit card		5,373
Business and government		54,693
Derivative instruments		6,008
Total assets		191,471			186,218
Liabilities
Deposits		50,002
Obligations related to securities sold under repurchase agreements		624
Derivative instruments		6,267
Other liabilities		258
Total liabilities and equities		57,151			55,388
2 - 5 years [member]
Assets
Securities		68,108
Securities purchased under resale agreements		6
Loans
Residential mortgages		100,753
Personal		4,875
Credit card		10,576
Business and government		82,645
Derivative instruments		7,538
Total assets		274,501			260,975
Liabilities
Deposits		69,340
Obligations related to securities sold under repurchase agreements		3,000
Derivative instruments		4,522
Other liabilities		568
Subordinated indebtedness		131
Total liabilities and equities		77,561			73,705
Over 5 years [member]
Assets
Securities		50,988
Loans
Residential mortgages		10,013
Personal		5,230
Business and government		22,927
Derivative instruments		5,688
Total assets		94,846			101,546
Liabilities
Deposits		24,624
Derivative instruments		9,338
Other liabilities		782
Subordinated indebtedness		7,568
Total liabilities and equities		42,312			39,445
No specific maturity [member]
Assets
Securities		74,433
Loans
Personal		32,296
Business and government		11,681
Allowance for credit losses		(4,285)
Other assets		47,913
Total assets		162,038			146,287
Liabilities
Deposits		399,215
Derivative instruments		3
Other liabilities		28,779
Equity		62,876
Total liabilities and equities		$ 490,873			$ 465,170

[1]	Includes restricted cash of $550 million (July 31, 2024: $465 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $8 million (October 31, 2024: $6 million) in business and government loans and acceptances of $8 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.